Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Company's ARO Obligations and Related Additions, reductions and Accretion
The following table represents the balance of ARO obligations as of December 31, 2019 and 2018, along with the additions, reductions and accretion related to the Company's ARO obligations for the year ended December 31, 2019:

(In millions)	Nuclear Decommission	Other	Total
Balance as of December 31, 2018	$282	$397	$679
Revisions in estimates for current obligations(a)	—	27	27
Additions	—	9	9
Spending for current obligations	—	(33)	(33)
Accretion (a)	16	30	46
Balance as of December 31, 2019	$298	$430	$728
(a) Total ARO accretion expense includes non-Nuclear Decommissioning Trust accretion and revised asset retirement liabilities on non-operating plants